INCOME TAXES	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.

The Group's operating subsidiaries, other than Kayser Wuxi and Nissin Shenzhen, are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2010, 2011 and 2012.

Kayser Wuxi and Nissin Shenzhen, which are established and operated in China, are subject to the uniform income tax rate of 25% in China.

The Group's manufacturing operations are conducted mainly in Long Hua, Shenzhen during the years ended March 31, 2010, 2011 and 2012. The Group also conducted manufacturing operations in Pinghu, Shenzhen and He Yuan of China during the year ended March 31, 2010 and in Wuxi of China during the years ended March 31, 2010 and 2011.

The manufacturing operations of Nissin HK and Hi-Lite Camera Company Limited ("Hi-lite") in Long Hua, Shenzhen are conducted pursuant to agreements entered into between certain China companies set up by the local government and the Shenzhen City Baoan District Foreign Economic Development Head Group and its designees (collectively, the "BFDC") (the agreements, collectively the "BFDC Agreements").

The manufacturing operations in Pinghu, Shenzhen were conducted pursuant to agreement entered into between a China company set up by the local government and the Shenzhen City Longgang District Foreign Economic Development Limited ("LFDL") (together with the BFDC Agreements, collectively referred as the "Operating Agreements"). The operations in Pinghu were closed in January 2010 and such manufacturing activities were transferred to Long Hua, Shenzhen.

In connection with the establishment of its new facility in China during fiscal year 2006, the Group entered into an agreement with the He Yuan Foreign Trade & Economy Cooperation Bureau that was similar to the Operating Agreements. The manufacturing operation in He Yuan had transferred to Long Hua in April 2009.

Under the Operating Agreements, the Group (excluding Nissin Shenzhen) is not considered by local tax authorities to be doing business in China; accordingly, the activities of the Group (excluding Nissin Shenzhen) in China have not been subject to local taxes. The BFDC and LFDL are responsible for paying taxes they incur as a result of their operations under the Operating Agreements.

As part of the manufacturing operations of the Group (excluding Nissin Shenzhen) are carried out in China under the Operating Agreements, in accordance with the Hong Kong Inland Revenue Departmental Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been determined based on such tax relief.

The components of income before income taxes are as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$

Hong Kong	478	1,825	779
China	(68)	(74)	(409)

	410	1,751	370

The provision for income taxes consists of the following:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Hong Kong
Current tax	26	97	179
Deferred tax	(16)	26	7

	10	123	186

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2010	2011	2012
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	(8.1)	8.4	68.3
Changes in valuation allowances	(2.4)	(9.5)	0.3
Underprovision of profits tax in prior year	-	-	1.4
Effect of different tax rate of subsidiaries operating in other jurisdictions	(4.9)	(8.0)	(36.3)
Other	1.3	(0.4)	0.1

Effective tax rate	2.4	7.0	50.3

Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2011	2012
	$	$
Deferred tax liability:
Property, plant and equipment	204	182

Deferred tax asset:
Tax loss carryforwards	(797)	(769)
Valuation allowance	766	767

Total net deferred tax asset	(31)	(2)

Net deferred tax liability	173	180

Movement of valuation allowances are as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$

At the beginning of the year	1,292	968	766
Current year addition (reduction)	30	(160)	1
Disposal of subsidiaries	(354)	(42)	-

At the end of the year	968	766	767

A valuation allowance has been provided on the deferred tax asset because the Group believes that it is not more likely than not that the asset will be realized. As of March 31, 2011 and 2012, a valuation allowance was provided for the deferred tax asset relating to the future benefit of net operating loss carryforward as the management determined that the utilization of those net operating loss carryforward is not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of March 31, 2011 and 2012, tax losses amounting to approximately $4,833 and $4,038, respectively may be carried forward indefinitely.

As of March 31, 2012, the Group's China subsidiary had tax losses of approximately of $409 that would expire five years from respective financial years incurring the losses.

Uncertainties exist with respect to how China's current income tax law applies to the Group's overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law's purposes. Because substantially all of the Company's revenues on a consolidated basis are generated in China, and the Company's legal entities organized outside of China does not generate any taxable income on a standalone basis, even if one or more of the Company's legal entities organized outside of China were characterized as China tax residents, the Company does not expect any significant adverse impact on the Company's consolidated results of operations.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2011 and 2012, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2006 to 2012 remain subject to examination by the Hong Kong tax authority.